Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 648,555		$ 654,430		$ 697,934
Interest on investment securities	98,450		118,106		114,325
Interest on loans held-for-sale	14,906		15,910		18,767
Interest on trading securities	35,363		43,191		46,384
Interest on other earning assets	1,679		800		2,876
Total interest income	798,953		832,437		880,286
Interest on deposits:
Savings	19,744		26,963		31,308
Time deposits	21,265		29,274		38,600
Other interest-bearing deposits	5,896		6,247		8,846
Certificates of deposit $100,000 and more	8,311		9,817		13,006
Interest on trading liabilities	10,450		14,958		18,090
Interest on short-term borrowings	5,286		5,838		7,435
Interest on term borrowings	39,334		38,508		32,163
Total interest expense	110,286		131,605		149,448
Net interest income	688,667		700,832		730,838
Provision for loan losses	78,000		44,000		270,000
Net interest income after provision for loan losses	610,667		656,832		460,838
Noninterest income:
Capital markets	334,912		355,291		424,034
Deposit transactions and cash management	120,168		134,055		143,176
Mortgage banking	51,890		90,586		167,364
Brokerage, management fees and commissions	34,934		32,964		27,862
Trust services and investment management	24,319		24,952		25,674
Insurance commissions	3,148		3,591		3,640
Debt securities gains/(losses), net	328		772		374
Equity securities gains/(losses), net	365		35,392		10,548
Gain on divestiture	200		0		0
All other income and commissions (Note 14)	101,065		108,408		130,053
Total noninterest income	671,329		786,011		932,725
Adjusted gross income after provision for loan losses	1,281,996		1,442,843		1,393,563
Noninterest expense:
Employee compensation, incentives, and benefits	640,857		610,225		672,007
Repurchase and foreclosure provision	299,256		159,590		189,830
Occupancy	49,027		53,613		57,725
Contract employment and outsourcing	41,198		41,896		28,480
Computer software	40,018		34,656		30,356
Legal and professional fees	38,750		69,643		61,856
Operations services	35,429		50,347		59,148
Equipment rentals, depreciation, and maintenance	31,246		32,914		28,387
FDIC premium expense	27,968		28,302		37,138
Communications and courier	18,318		19,100		22,132
Foreclosed real estate	11,041		22,076		24,944
Miscellaneous loan costs	4,126		4,664		12,363
Amortization of intangible assets	3,910		4,016		4,149
All other expense (Note 14)	142,557		161,953		113,295
Total noninterest expense	1,383,701		1,292,995		1,341,810
Income/(loss)before income taxes	(101,705)		149,848		51,753
Provision/(benefit) for income taxes (Note 16)	(85,262)		15,836		(21,182)
Income/(loss) from continuing operations	(16,443)		134,012		72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Net income attributable to noncontrolling interest	11,464		11,434		11,402
Net income/(loss) attributable to controlling interest	(27,759)		131,196		50,201
Preferred stock dividends	0		0		107,970
Net income/(loss) available to common shareholders	$ (27,759)		$ 131,196		$ (57,769)
Basic earnings/(loss) per share from continuing operations (Note 17)	$ (0.11)		$ 0.47		$ (0.20)
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ (0.11)		$ 0.47		$ (0.20)
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ (0.11)		$ 0.50		$ (0.25)
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ (0.11)		$ 0.50		$ (0.25)
Weighted average common shares (Note 17)	248,349		260,574		235,699
Diluted average common shares (Note 17)	248,349		262,861		235,699

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.